DECHERT PRICE & RHOADS
                               1500 K Street, N.W.
                             Washington, D.C. 20005
                                 (202) 626-3300




                                   May 5, 1997




VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:  Fenimore Asset Management Trust
              File No.33-7190

Dear Sirs:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Fenimore Asset Management Trust (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust's two separate investment series, FAM Value Fund and FAM Equity-Income Fund, that would have been filed under Rule 497(c), do not differ from those contained in Post-Effective Amendment No.21 which was filed on May 1, 1997. The text of Post-Effective Amendment No. 21 was filed electronically.

                                       Very truly yours,


                                       /s/ Patrick W.D. Turley
                                       Patrick W.D. Turley